Organization and Nature of Operations - IPO, VIEs, Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Net loss	¥ 5,304,082	$ 812,888	¥ 11,295,652	¥ 9,638,979
Cash and cash equivalents	38,425,541		862,839	¥ 3,133,847	¥ 38,425,541	$ 5,888,972
Net current assets | ¥	(32,200,000)				(32,200,000)
Accumulated deficit	¥ (51,600,000)		¥ (46,326,321)		¥ (51,600,000)	$ (7,915,465)
Prime Hubs
Variable Interest Entity [Line Items]
Number of share held by variable interest entities | shares					4,250,002
NIO Holding Co Ltd [Member]
Variable Interest Entity [Line Items]
Percentage of indirect interest in total paid-in capital	86.476%	86.476%
Equity interest held	100.00%				100.00%	100.00%
Wuhan NIO Energy Co., Ltd. ("PE WHJV")
Variable Interest Entity [Line Items]
Percentage of indirect interest in total paid-in capital	51.00%	51.00%
Equity interest held	100.00%				100.00%	100.00%